Document and Entity Information	Feb. 19, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001678463
Document Type	8-K
Document Period End Date	Feb. 19, 2021
Entity Registrant Name	FORTERRA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37921
Entity Tax Identification Number	37-1830464
Entity Address, Address Line One	511 East John Carpenter Freeway
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75062
City Area Code	(469)
Local Phone Number	458-7973
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	FRTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false